Statement of Changes in Members’ Equity (Unaudited) - USD ($)	Members’ Capital	Accumulated Deficit	Total
Balance at Dec. 31, 2022	$ 1		$ 1
Net loss		(4,000)	(4,000)
Balance at Dec. 31, 2023	1	(4,000)	(3,999)
Net loss		(2,000)	(2,000)
Balance at Jun. 30, 2024	1	(6,000)	(5,999)
Balance at Dec. 31, 2023	1	(4,000)	(3,999)
Net loss		(24,046)	(24,046)
Balance at Dec. 31, 2024	1	(28,046)	(28,045)
Net loss		(2,600)	(2,600)
Balance at Jun. 30, 2025	$ 1	$ (30,646)	$ (30,645)